Segment and geographic information - Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total assets	$ 2,293,954	$ 2,557,685
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Total assets	2,307,509	2,606,365
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Total assets	1,102,009	1,328,984
Reportable Geographical Segments | Caribbean division
Segment Reporting Information [Line Items]
Total assets	420,481	429,170
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	412,045	458,235
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Total assets	372,974	389,976
Corporate and Others
Segment Reporting Information [Line Items]
Total assets	95,802	67,195
Purchase Price Allocation
Segment Reporting Information [Line Items]
Total assets	$ (109,357)	$ (115,875)